Shareholders' Equity (Details Textual)	1 Months Ended									12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended				1 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2010	Jun. 30, 2010 USD ($)	Jun. 30, 2010 EUR (€)	Apr. 30, 2010	Jun. 30, 2009 USD ($)	Jun. 30, 2009 EUR (€)	Jan. 31, 1997	Dec. 31, 2012 USD ($)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 USD ($)	Jun. 24, 2011	Jul. 25, 2010	Jun. 25, 2010	Jun. 24, 2009	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Free Share Awards [Member]	Dec. 31, 2011 Free Share Awards [Member]	Dec. 31, 2010 Free Share Awards [Member]	Dec. 31, 2009 Free Share Awards [Member]	Feb. 28, 2009 Free Share Awards [Member]	Apr. 30, 2008 Free Share Awards [Member]	Dec. 31, 2008 Free Share Awards [Member]	Jun. 22, 2012 Free Share Awards [Member]	Jun. 24, 2011 Free Share Awards [Member]	Jun. 25, 2010 Free Share Awards [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue One [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Two [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Three [Member]
Accumulated deficit										$ (192,621,000)			$ (189,393,000)
Number Of Warrants Authorized For Subscription														350,000		250,000	250,000
Warrants Subscription Price	$ 0.67	€ 0.47		$ 0.9	€ 0.7		$ 1.03	€ 0.74
Share Purchase Price	$ 5.03	€ 3.54		$ 6.68	€ 5.44		$ 6.29	€ 4.5
Social Contribution									45.00%
Additional Social Security Contribution												10.00%
Percentage Of Share Price												25.00%
Contribution Rate			14.00%
Options authorized Free of Charge Share Award Granted and Outstanding															200,000																200,000	200,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						40,000					210,000													189,700	200,000	230,000	295,000	25,000	40,000	210,000
Issuance of ordinary shares on exercise of stock -options (in shares)			200,050																						267,400	200,050								208,150	5,000	45,000
Accumulated Statutory Deficit										161,100,000
Increased Contribution Rate										30.00%
Warrants Issued During Period Warrants New Issues																						$ 3,300,000	$ 3,300,000
Class Of Warrant Or Right Exercisable																		2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		7.44	7.44	11	11.00